Tenant Concentration and Segment Information	9 Months Ended
Sep. 30, 2012
Tenant Concentration and Segment Information
Tenant Concentration and Segment Information

Note 5.  Tenant Concentration and Segment Information

We operate in one business segment: ownership of properties that are primarily net leased to single tenants.  A “net leased property” or a property being “net leased” means that the property’s lease requires the tenant to pay rent and also pay or reimburse us for all, or substantially all, property level operating expenses and capital expenditures, such as real estate taxes, insurance, utilities, maintenance and repairs, other than, in certain circumstances, roof and structural element related expenditures;  in some instances, tenants instead reimburse us for all expenses in excess of certain amounts included in the stated rent.  No single tenant currently accounts for more than 10% of our total revenues.  We define a single tenant leased property as a property with at least 90% of its rentable square footage leased to one tenant; however, we do also own some multi tenant buildings on the island of Oahu, Hawaii.